Consolidated Statements of Cash Flow - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Operating
Net loss	$ (16,221,757)	$ (30,417,517)	$ (7,097,397)
Adjustments to reconcile net loss to cash flow from operating activities:
Depreciation	295,858	353,115	386,845
Write-off of mineral properties and deferred exploration costs		22,229,752
Loss on derivative in gold bullion loans	800,000	1,100,000	200,000
Gain on derivative warrant liabilities	(391,000)
Change in fair value of convertible debentures	(67,000)
Share based payments	4,340,710	236,000	1,598,883
Accretion on asset retirement obligation	8,580	11,261	11,086
Interest accretion	736,331	988,530	819,060
Foreign exchange	133,675	99,780	(14,011)
Shares issued for payment of interest on bullion loans	785,148	605,775	612,900
Loss on shares issued for settlement of debt			522,281
Loss on settlement of lawsuit			95,241
Other receivables	(88,726)	(360,716)	64,205
Inventory	(425,293)	(7,388)	(7,902)
Prepaid expenses	19,114	(4,427)	(41,753)
Trade, other payables and accrued liabilities	1,510,137	347,912	686,545
Cash used in operating activities	(8,564,223)	(4,817,923)	(2,351,200)
Investing
Mineral properties and deferred exploration costs, net of recoveries	(8,665,411)	(3,027,380)	(1,305,094)
Proceeds from gold sales	495,573
Property, plant and equipment, net of proceeds from sale	(946,601)	(24,169)	(7,076)
Cash used in investing activities	(9,116,439)	(3,051,549)	(1,312,170)
Financing
Issuance of common shares for cash, net of issue costs	4,634,051	8,937,563
Interest on leases	9,423	10,965	11,188
Proceeds from issuance of convertible debentures	7,986,000
Proceeds from issuance of convertible loans	6,946,787	1,596,401	1,754,291
Repayment of convertible loans	(283,393)
Proceeds from issuance of gold bullion loans	292,241	287,800	1,312,660
Cash provided by financing activities	19,585,109	10,832,729	3,078,139
Net increase (decrease) in cash	1,904,447	2,963,257	(585,231)
Cash, beginning of year	3,389,319	426,062	1,011,293
Cash, end of year	5,293,766	3,389,319	426,062
Non-cash transactions:
Shares issued pursuant to RSU plan			188,722
Shares issued for interest on gold loans	785,148	699,651	612,900
Shares issued as financing fee for convertible loans	642,095	581,181	234,752
Shares on conversion of loans	15,307,441	2,781,473	792,381
Shares issued for compensation	4,329,710
Exercise of warrants - cashless exercise	$ 4,686,444	$ 215,000